Cash and cash equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash and banks	$ 113,017	$ 299,374
Term deposits	973,146	399,244
Total cash and cash equivalents	1,086,163	$ 698,618	$ 1,032,938	$ 1,019,037
Amount reclassified from financial investments to cash and cash equivalents	$ 29,496